EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Basic and diluted earnings/(loss) per share:
Net (loss)/income available to shareholders	(26,431)	130,653	83,937
The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
Basic earnings/(loss) per share:
Weighted average number of common shares outstanding*	133,064	129,391	126,249
Diluted earnings/(loss) per share:
Weighted average number of common shares outstanding*	133,064	129,391	126,249
Effect of dilutive share options	—	609	335
Weighted average number of common shares outstanding assuming dilution	133,064	130,000	126,584

	Year ended December 31,
	2025	2024	2023
Basic (loss)/earnings per share:	$(0.20)	$1.01	$0.67
Diluted (loss)/earnings per share:	$(0.20)	$1.01	$0.66

*The weighted average number of common shares outstanding excluded 8,000,000 shares issued as part of a share lending arrangement relating to the Company's issuance of 5.75% senior unsecured convertible bonds in October 2016 and 3,765,842 shares issued as part of a share lending arrangement relating to the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The Company entered into a general share lending agreement with another counterparty and after the maturity of the bonds, 8,000,000 and 3,765,142 shares, respectively, from each issuance under the two initial share lending arrangements described above were transferred into such counterparty's custody. During the year ended December 31, 2024, the Company cancelled the remaining 700 shares, which were previously held by the Company’s transfer agent. Accordingly, the total 11,765,142 of shares which had been issued under these arrangements, are not included in the weighted average number of common shares outstanding as of December 31, 2025 (2024: 11,765,142, 2023: 11,765,842 ).